Long-Term Debt - 2024 Notes - Additional Information (Details) - USD ($)		12 Months Ended
	Jan. 29, 2016	Dec. 31, 2019
2024 Notes
Debt Instrument [Line Items]
Term loan - issuance amount	$ 775,000,000
Stated debt interest rate	6.00%
Net proceeds from the issuance of the 2024 Notes	$ 760,700,000
Effective interest rate on senior notes	6.23%
Redemption prices, plus accrued and unpaid interest, Percentage		101.00%
2022 Notes and 2024 Notes
Debt Instrument [Line Items]
Indenture accreted amount due and payable percentage		25.00%